PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
Prepaid Expense and Other Assets, Current [Abstract]
Summary of prepaid expenses and other assets

Prepaid expenses and other currents assets consisted of the following:

	As of December 31,
	2023	2024
	US$	US$
IPO distribution service and promotional and advertisement service receivables	2,707,740	5,197,266
Wealth management service fees receivables	1,823,331	2,666,704
Advances to employees	2,190,106	2,392,161
Prepaid data and IT service expenses	2,741,338	2,051,802
Prepaid income tax	2,178,658	1,084,146
Prepaid professional service fees	1,008,341	822,870
Interest receivables from term deposits	611,083	732,696
Prepaid marketing expenses	552,565	703,045
Rental and other deposits	611,140	693,558
Input VAT receivables	569,813	137,066
Others	2,942,065	1,148,505
Total	17,936,180	17,629,819